Intangible Assets Other Than Goodwill - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value	$ 34,296
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Cost	55,735	57,070	67,417
Additions - Cost	0	0
Accelerated amortization - Cost		(10,347)
Write-Off - Cost	(1,695)
Accumulated Amortization	(17,860)	(16,899)	(16,184)
Additions - Accumulated Amortization	(2,656)	(7,014)
Accelerated amortization - Accumulated Amortization		6,299
Write-Off - Accumulated Amortization	1,695
Net Book Value	37,515	40,171	51,233
Additions - Net Book Value	(2,656)	(7,014)
Accelerated amortization - Net Book Value		(4,048)
Write-off- Net Book Value	0
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Cost	(5,819)	(5,819)	(5,819)
Additions - Cost	0	0
Accumulated Amortization	2,600	2,258	1,574
Additions - Accumulated Amortization	342	684
Net Book Value	(3,219)	(3,561)	(4,245)
Additions - Net Book Value	$ 342	$ 684